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                                   SUPPLEMENT
                             DATED JANUARY 14, 2005
 TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR HARTFORD SERIES FUND,
                                    INC. AND
         HARTFORD HLS SERIES FUND II, INC. CLASS IA AND CLASS IB SHARES
               DATED MAY 1, 2004 AS SUPPLEMENTED NOVEMBER 3, 2004

                            EFFECTIVE MARCH 15, 2004

HARTFORD TOTAL RETURN BOND HLS FUND--INVESTMENT STRATEGY CHANGE

    In the section entitled High Yield-High Risk Securities, the first sentence should be deleted and replaced with the following:

    The Hartford Total Return Bond HLS Fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR
                               FUTURE REFERENCE.